EQ ADVISORS TRUST – EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUPPLEMENT DATED DECEMBER 8, 2010 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2010

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2010 of the EQ/Lord Abbett Growth and Income Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain a copy of the Summary Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com.

The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus and Statement of Additional Information (“SAI”), dated May 1, 2010, as supplemented May 24, 2010 and June 4, 2010, June 7, 2010, August 1, 2010, October 26, 2010, October 29, 2010 and December 8, 2010, and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2009, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus, SAI and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-888-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

******

Effective November 12,2010, information regarding Eli M. Salzmann in the: “Who Manages the Portfolio – Adviser: Lord, Abbett & Co. LLC. (“Lord Abbett”) – Portfolio Manager” section of the Summary Prospectus is deleted and replaced with the following information.

Name	Title	Date Began Managing the Portfolio
Robert P. Fetch	Partner and Director of Lord Abbett	November 2010